NET LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2025
NET LOSS PER SHARE
Schedule of computation of basic and diluted net loss per ordinary share

	Six Months Ended June 30,
	2025	2024
	US$	US$
Numerator:
Net loss attributable to ordinary shareholders	(313,038)	(459,319)
Accretion of redeemable convertible preferred shares	—	(2,979)
Numerator for basic and diluted net loss per ordinary share calculation	(313,038)	(462,298)
Denominator:
Weighted average number of ordinary shares, basic and diluted[1]	659,335,966	616,941,673
Denominator for basic and diluted net loss per ordinary share calculation[1]	659,335,966	616,941,673
Net loss per ordinary share attributable to ordinary shareholders
– Basic and diluted	(0.47)	(0.75)

[1] Shares outstanding for all periods reflect the adjustment for Recapitalization.

Schedule of potentially dilutive ordinary share equivalents excluded from the computation of net loss per share

	Six Months Ended June 30,
	2025	2024

Share options (i)	14,561,421	15,622,994
2025 Convertible Notes (ii) (note 15)	86,583,567	—
2024 Convertible Notes (note 15)	—	16,716,188
Meritz put option (iii) (note 13)	32,500,000	50,000,000
Public Warrant (iv) (note 12)	9,054,522	9,054,522
Sponsor Warrant (iv) (note 12)	5,486,784	5,486,784
Total	148,186,294	96,880,488
(i)For the six months ended June 30, 2025, 14,561,421 vested and unvested share options are not included in the calculation of diluted loss per share as their exercise price was above underlying stock price. For the six months ended June 30, 2024, 15,622,994 vested and unvested share options are not included in the calculation of diluted loss per share due to their antidilutive effect using treasury stock method.
(ii)Represents the number of potentially dilutive ordinary shares equivalent on as-if-converted basis, calculated by the principal and accrued interest of US$190,484 divided by the estimated fair value of ordinary shares as of June 30, 2025, which are not included in the calculation of diluted loss per share due to their antidilutive effect.
(iii)For the six months ended June 30, 2025 and 2024, the exercise of put option issued to Meritz are not included in the calculation of diluted loss per share due to antidilutive effect using reverse treasury stock method.
(iv)For the six months ended June 30, 2025 and 2024, public and sponsor warrants are not included in the calculation of diluted loss per share as their exercise price is above underlying stock price.
(v)The exchange or conversion of Lightning Speed Exchangeable Notes, Kingway Exchangeable Notes and Subsidiary Convertible Note to its respective equity holders as mentioned in note 14 and note 15, respectively, have no impact on the number of the Company’s outstanding ordinary shares. The potential common shares of Lightning Speed, Kingway and Ningbo Robotics, subsidiaries of the Company, were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented due to their antidilutive effect.